UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

April 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 26.7%
Communications Equipment - 2.4%
CalAmp Corp. (a)	356,710	$6,331,602
QUALCOMM, Inc.	138,580	10,907,632

		17,239,234

Computers & Peripherals - 3.0%
Apple, Inc.	23,970	14,144,458
Silicon Graphics International Corp. (a)	617,266	7,456,573

		21,601,031

Electronic Equipment, Instruments & Components - 1.1%
InvenSense, Inc. (a)(b)	372,000	8,009,160

Internet Software & Services - 7.8%
Cornerstone OnDemand, Inc. (a)	156,193	5,741,655
eBay, Inc. (a)	160,750	8,331,672
Google, Inc.-Class A (a)	14,248	7,620,970
Google, Inc.-Class C (a)	14,248	7,503,852
LinkedIn Corp.-Class A (a)	54,934	8,430,721
Tencent Holdings Ltd.	99,000	6,235,614
Yandex NV-Class A (a)	235,970	6,253,205
Yelp, Inc. (a)	116,497	6,794,105

		56,911,794

IT Services - 2.6%
QIWI PLC (Sponsored ADR) (b)	165,418	4,785,543
Visa, Inc.-Class A	68,220	13,822,054

		18,607,597

Semiconductors & Semiconductor Equipment - 6.1%
ams AG	42,430	6,397,276
Avago Technologies Ltd.	129,940	8,251,190
MediaTek, Inc.	671,000	10,514,559
NVIDIA Corp.	407,912	7,534,135
NXP Semiconductor NV (a)	190,920	11,382,650

		44,079,810

Software - 3.7%
NetSuite, Inc. (a)	93,658	7,240,700
Salesforce.com, Inc. (a)	137,950	7,125,117
ServiceNow, Inc. (a)	143,590	7,139,295
Splunk, Inc. (a)	101,417	5,534,326

		27,039,438

		193,488,064

Consumer Discretionary - 20.3%
Auto Components - 1.4%
Delphi Automotive PLC	150,640	10,068,778

Automobiles - 2.3%
Harley-Davidson, Inc.	146,780	10,852,913

Company	Shares	U.S. $ Value
Nissan Motor Co., Ltd.	639,700	$5,519,713

		16,372,626

Diversified Consumer Services - 1.4%
Kroton Educacional SA	482,000	10,324,171

Hotels, Restaurants & Leisure - 2.7%
Melco Crown Entertainment Ltd. (ADR)	325,250	11,117,045
Yum! Brands, Inc.	111,980	8,621,340

		19,738,385

Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	38,582	11,733,944
Priceline Group, Inc. (The) (a)	9,550	11,056,512

		22,790,456

Media - 1.1%
Walt Disney Co. (The)	101,580	8,059,357

Multiline Retail - 1.8%
Lojas Renner SA	217,500	6,398,924
Matahari Department Store Tbk PT (a)	5,277,500	6,857,274

		13,256,198

Specialty Retail - 1.0%
Fast Retailing Co., Ltd.	23,100	7,178,073

Textiles, Apparel & Luxury Goods - 5.5%
Cie Financiere Richemont SA	140,350	14,279,209
NIKE, Inc.-Class B	151,230	11,032,229
Prada SpA	787,900	6,318,978
Samsonite International SA	2,554,800	8,134,119

		39,764,535

		147,552,579

Health Care - 15.6%
Biotechnology - 3.3%
Cepheid, Inc. (a)	220,532	9,588,731
Quintiles Transnational Holdings, Inc. (a)	183,957	8,669,894
Vertex Pharmaceuticals, Inc. (a)	79,160	5,359,132

		23,617,757

Health Care Equipment & Supplies - 2.1%
Elekta AB - Class B (b)	423,530	5,910,651
Essilor International SA	89,800	9,616,442

		15,527,093

Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	152,300	11,428,592

Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	65,000	8,830,250

Pharmaceuticals - 7.4%
Allergan, Inc./United States	92,710	15,375,026
Bristol-Myers Squibb Co.	200,030	10,019,503

Company	Shares	U.S. $ Value
Kalbe Farma Tbk PT	53,650,500	$7,185,475
Roche Holding AG	44,920	13,177,106
Sun Pharmaceutical Industries Ltd.	757,800	8,001,117

		53,758,227

		113,161,919

Consumer Staples - 12.5%
Beverages - 3.1%
Anheuser-Busch InBev NV (b)	100,520	10,956,262
Diageo PLC	376,710	11,542,317

		22,498,579

Food & Staples Retailing - 0.8%
Raia Drogasil SA	644,400	5,491,019

Food Products - 5.1%
Danone SA (b)	130,990	9,672,175
Mead Johnson Nutrition Co.-Class A	119,660	10,561,192
Nestle SA	122,700	9,482,779
Universal Robina Corp.	2,210,800	7,259,741

		36,975,887

Household Products - 1.3%
Unicharm Corp.	179,000	9,706,812

Personal Products - 1.2%
Estee Lauder Cos., Inc. (The)-Class A	120,910	8,774,439

Tobacco - 1.0%
British American Tobacco PLC	119,990	6,928,814

		90,375,550

Financials - 10.7%
Capital Markets - 1.6%
UBS AG (a)	548,710	11,473,526

Commercial Banks - 2.1%
Grupo Financiero Banorte SAB de CV-Class O	884,080	5,871,679
UniCredit SpA	1,026,280	9,195,103

		15,066,782

Diversified Financial Services - 2.6%
ING Groep NV (a)	654,260	9,352,551
IntercontinentalExchange Group, Inc.	48,650	9,946,006

		19,298,557

Insurance - 1.8%
AIA Group Ltd.	2,699,600	13,129,757

Real Estate Management & Development - 1.4%
Global Logistic Properties Ltd.	4,504,000	10,265,014

Thrifts & Mortgage Finance - 1.2%
Housing Development Finance Corp.	566,620	8,467,349

		77,700,985

Company	Shares	U.S. $ Value
Energy - 8.5%
Energy Equipment & Services - 3.8%
Oceaneering International, Inc.	163,850	$12,006,928
Schlumberger Ltd.	151,400	15,374,670

		27,381,598

Oil, Gas & Consumable Fuels - 4.7%
BG Group PLC	472,740	9,563,203
Concho Resources, Inc. (a)	92,180	12,024,881
Noble Energy, Inc.	176,090	12,639,740

		34,227,824

		61,609,422

Materials - 1.8%
Chemicals - 1.8%
Monsanto Co.	118,791	13,150,164

Industrials - 1.8%
Machinery - 1.8%
FANUC Corp.	33,100	5,972,429
Proto Labs, Inc. (a)	116,480	7,051,699

		13,024,128

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Softbank Corp.	128,500	9,570,422

Total Common Stocks (cost $608,761,729)		719,633,233

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.07% (c) (cost $4,846,470)	4,846,470	4,846,470

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $613,608,199)		724,479,703

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
Investment Companies - 4.7%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $33,744,871)	33,744,871	33,744,871

U.S. $ Value
Total Investments - 104.6% (cost $647,353,070) (d)	$758,224,574
Other assets less liabilities - (4.6)%	(33,147,015)

Net Assets - 100.0%	$725,077,559

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	575,130	USD	5,624	6/18/14	$(3,552)
Barclays Bank PLC	USD	4,148	CHF	3,670	6/18/14	23,430
Barclays Bank PLC	USD	3,678	HKD	28,509	6/18/14	11
Barclays Bank PLC	USD	2,214	SEK	14,115	6/18/14	(44,405)
BNP Paribas SA	USD	22,241	AUD	24,835	6/18/14	757,093
BNP Paribas SA	USD	15,987	CAD	17,790	6/18/14	225,310
BNP Paribas SA	USD	9,612	EUR	6,931	6/18/14	3,067
BNP Paribas SA	USD	34,818	GBP	20,825	6/18/14	330,493
BNP Paribas SA	USD	17,773	JPY	1,831,049	6/18/14	141,823
Credit Suisse International	CAD	2,468	USD	2,249	6/18/14	(182)
Goldman Sachs Bank USA	BRL	47,371	USD	19,781	6/18/14	(1,185,788)
HSBC Bank USA	GBP	11,888	USD	19,682	6/18/14	(382,213)
HSBC Bank USA	USD	1,776	HKD	13,770	6/18/14	767
Morgan Stanley & Co., Inc.	USD	2,367	NOK	14,122	6/18/14	4,736
Royal Bank of Canada	USD	12,831	CAD	14,252	6/18/14	157,209
Standard Chartered Bank	HKD	282,816	USD	36,446	6/18/14	(35,934)
Standard Chartered Bank	RUB	370,372	USD	9,951	6/18/14	(303,932)
Standard Chartered Bank	USD	3,639	RUB	131,367	6/18/14	(1,700)
State Street Bank & Trust Co.	EUR	2,202	USD	3,038	6/18/14	(16,979)
State Street Bank & Trust Co.	USD	39,052	EUR	28,177	6/18/14	34,955
UBS AG	CHF	18,961	USD	21,619	6/18/14	67,345
UBS AG	EUR	12,085	USD	16,699	6/18/14	(65,689)
UBS AG	USD	2,924	BRL	6,567	6/18/14	(17,289)

						$(311,424)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $124,342,790 and gross unrealized depreciation of investments was $(13,471,286), resulting in net unrealized appreciation of $110,871,504.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN*

April 30, 2014 (unaudited)

51.3%	United States
6.7%	Switzerland
5.3%	United Kingdom
5.2%	Japan
4.5%	Hong Kong
3.1%	Brazil
2.9%	Netherlands
2.7%	France
2.5%	Singapore
2.3%	India
2.1%	Italy
1.9%	Indonesia
1.5%	Russia
7.3%	Other
0.7%	Short-Term

100.0%	Total Investments

*	All data are as of April 30, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Austria, Belgium, China, Mexico, Philippines, Sweden and Taiwan.

AllianceBernstein Global Thematic Growth Fund

April 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$170,340,615		$23,147,449		$	– 0	–	$193,488,064
Consumer Discretionary	99,265,213		48,287,366			– 0	–	147,552,579
Health Care	69,271,128		43,890,791			– 0	–	113,161,919
Consumer Staples	24,826,650		65,548,900			– 0	–	90,375,550
Financials	27,291,211		50,409,774			– 0	–	77,700,985
Energy	52,046,219		9,563,203			– 0	–	61,609,422
Materials	13,150,164		– 0	–		– 0	–	13,150,164
Industrials	7,051,699		5,972,429			– 0	–	13,024,128
Telecommunication Services	– 0	–	9,570,422			– 0	–	9,570,422
Short-Term Investments	4,846,470		– 0	–		– 0	–	4,846,470
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	33,744,871		– 0	–		– 0	–	33,744,871

Total Investments in Securities	501,834,240		256,390,334	+		– 0	–	758,224,574
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	1,746,239			– 0	–	1,746,239
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,057,663)			– 0	–	(2,057,663)

Total^	$501,834,240		$256,078,910		$	– 0	–	$757,913,150

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 23, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 23, 2014